Financial Instruments (Details) - Summary of credit quality of financial assets - Financial assets neither past due nor impaired [member] - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	S/ 954,020	S/ 896,832
Banco Santander Chile[Member] | AAA [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	32,835	17,174
Banco de la Nacion [Member] | (A) [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	22,627	22,882
Banco de Bogota [Member] | (BB+) [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	13,950	12,194
Banco Santander Perú S.A.[Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	2,878	54,478
Banco Interamericano de Finanzas S.A. [Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	2,114	277
Banco Pichincha S.A.A. [Member] | (A) [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	2,045	2
Scotiabank Chile [Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	1,566	2,114
Bancolombia S.A. [Member] | AAA [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	937	8,516
Banco Santander de Negocios Colombia S.A. [Member] | AAA [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	139	18,256
Banco de Credito e Inversiones Chile [Member] | AAA [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	112	8,579
Alianza Fiduciaria S.A. [Member] | AA+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	51	21,247
Others [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	2,426	5,374
Banco de Credito del Peru S.A. [Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	492,076	351,515
Citibank del Peru S.A.[Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	110,232	128,100
Banco BBVA Peru S.A.[Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	109,344	147,868
Scotiabank Peru S.A.A.[Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	83,192	52,448
Banco Internacional del Peru S.A.A.[Member] | A + [member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	S/ 77,497	S/ 45,808

[1]	The difference between the balances shown and the balances of the statement of financial position correspond to cash and remittances in transit (Note 9).